Feb. 01, 2018
MASSMUTUAL SELECT FUNDS
Supplement dated February 20, 2018 to the
Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information found on pages 6 and 10 in the first paragraph of the section titled Performance Information is hereby deleted:

More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE